Grant Revenue - Additional Information (Details) - Grant [Member] - US Army Medica Research Acquisition Activity [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Grant revenue	$ 13,854	$ 52,950	$ 600,000	$ 500,000
Available remaining fund	2,900,000		2,900,000
COVID 19 Therapeutic [Member]
Disaggregation of Revenue [Line Items]
Grant revenue	$ 4,000,000		$ 4,000,000